Intangible Assets - Associated With Products (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 4,860,368	¥ 1,014,264
Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,860,368	1,014,264	¥ 1,063,037
Carrying amount | Intangible Assets Associated with Products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,751,720	969,997	1,026,474
Carrying amount | Marketed Products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,248,285	698,329	645,449
Carrying amount | In-Process R&D
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 503,435	¥ 271,668	¥ 381,025